Purchases and other expenses - Other operating expenses - Components - Tabular disclosure (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses [abstract]
Allowances and losses on trade receivables - telecom activities		€ (213)	€ (382)	€ (315)
Litigation		(218)	(238)	(107)
Cost of bank credit risk	€ (23)	(48)	(31)	(10)
Expenses from universal service		(22)	(19)	(21)
Acquisition and integration costs		(14)	(18)	(17)
Operating foreign exchange gains (losses)		(20)	19	(4)
Other expenses		(165)	(119)	(124)
Total		€ (700)	€ (789)	€ (599)